Description of Business and Basis of Presentation - Going Concern, and Liquidity and Capital Resources (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	May 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 17, 2020	Apr. 18, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit			$ 148,861		$ 148,861		$ 122,776	$ 114,020
Net loss			(13,548)	$ (5,702)	(26,086)	$ (10,484)	$ (21,807)	$ (25,678)
Debt Instrument [Line Items]
Principal amount		$ 53,500
Term loan
Debt Instrument [Line Items]
Principal amount		35,000	15,000		15,000				$ 5,200	$ 5,200
Borrowings		15,000
Term loan | Subsequent Event
Debt Instrument [Line Items]
Borrowings	$ 5,000
Line of credit | Revolving Credit Facility
Debt Instrument [Line Items]
Principal amount		10,000	$ 10,000		$ 10,000
Secured equipment loan facility
Debt Instrument [Line Items]
Principal amount		$ 8,500